Prospectus and Statement of Additional Information Supplement	July 22, 2024

George Putnam Balanced Fund

Putnam California Tax Exempt Income Fund

Putnam Convertible Securities Fund

Putnam Core Bond Fund

Putnam Core Equity Fund

Putnam Diversified Income Trust

Putnam Dynamic Asset Allocation Balanced Fund

Putnam Dynamic Asset Allocation Conservative Fund

Putnam Dynamic Asset Allocation Equity Fund

Putnam Dynamic Asset Allocation Growth Fund

Putnam Emerging Markets Equity Fund

Putnam ESG Core Bond ETF

Putnam ESG High Yield ETF

Putnam ESG Ultra Short ETF

Putnam Floating Rate Income Fund

Putnam Focused Equity Fund

Putnam Focused International Equity Fund

Putnam Global Health Care Fund

Putnam Global Income Trust

Putnam Global Technology Fund

Putnam Government Money Market Fund

Putnam High Yield Fund

Putnam Income Fund

Putnam Intermediate-Term Municipal Income Fund

Putnam International Capital Opportunities Fund

Putnam International Equity Fund

Putnam International Value Fund

Putnam Large Cap Growth Fund

Putnam Large Cap Value Fund

Putnam Massachusetts Tax Exempt Income Fund

Putnam Minnesota Tax Exempt Income Fund

Putnam Money Market Fund

Putnam Mortgage Opportunities Fund

Putnam Mortgage Securities Fund

Putnam Multi-Asset Income Fund

Putnam New Jersey Tax Exempt Income Fund

Putnam New York Tax Exempt Income Fund

Putnam Ohio Tax Exempt Income Fund

Putnam Pennsylvania Tax Exempt Income Fund

Putnam Research Fund

Putnam Retirement Advantage 2025 Fund

Putnam Retirement Advantage 2030 Fund

Putnam Retirement Advantage 2035 Fund

Putnam Retirement Advantage 2040 Fund

Putnam Retirement Advantage 2045 Fund

Putnam Retirement Advantage 2050 Fund

Putnam Retirement Advantage 2055 Fund

Putnam Retirement Advantage 2060 Fund

Putnam Retirement Advantage 2065 Fund

Putnam Retirement Maturity Fund

Putnam Short Duration Bond Fund

Putnam Short Term Investment Fund

Putnam Short-Term Municipal Income Fund

Putnam Small Cap Growth Fund

Putnam Small Cap Value Fund

Putnam Strategic Intermediate Municipal Fund

Putnam Sustainable Future Fund

Putnam Sustainable Leaders Fund

Putnam Sustainable Retirement 2025 Fund

Putnam Sustainable Retirement 2030 Fund

Putnam Sustainable Retirement 2035 Fund

Putnam Sustainable Retirement 2040 Fund

Putnam Sustainable Retirement 2045 Fund

Putnam Sustainable Retirement 2050 Fund

Putnam Sustainable Retirement 2055 Fund

Putnam Sustainable Retirement 2060 Fund

Putnam Sustainable Retirement 2065 Fund

Putnam Sustainable Retirement Maturity Fund

Putnam Tax Exempt Income Fund

Putnam Tax-Free High Yield Fund

Putnam Ultra Short Duration Income Fund

Putnam Ultra Short MAC Series

Putnam VT Core Equity Fund

Putnam VT Diversified Income Fund

Putnam VT Emerging Markets Equity Fund

Putnam VT Focused International Equity Fund

Putnam VT George Putnam Balanced Fund

Putnam VT Global Asset Allocation Fund

Putnam VT Global Health Care Fund

Putnam VT Government Money Market Fund

Putnam VT High Yield Fund

Putnam VT Income Fund

Putnam VT International Equity Fund

Putnam VT International Value Fund

Putnam VT Large Cap Growth Fund

Putnam VT Large Cap Value Fund

Putnam VT Mortgage Securities Fund

Putnam VT Research Fund

Putnam VT Small Cap Growth Fund

Putnam VT Small Cap Value Fund

Putnam VT Sustainable Future Fund

Putnam VT Sustainable Leaders Fund

For each fund listed above except Putnam ESG Core Bond ETF, Putnam ESG High Yield ETF, and Putnam ESG Ultra Short ETF (collectively, the “Putnam ETFs”):

Effective August 2, 2024, Franklin Distributors, LLC (“Franklin Distributors”) is replacing Putnam Retail Management Limited Partnership (“Putnam Retail Management” or “PRM”) as the fund’s distributor and principal underwriter. All references to Putnam Retail Management Limited Partnership, Putnam Retail Management, and PRM in the fund’s prospectus and statement of additional information (“SAI”) (other than references to Putnam Retail Management in descriptions of the principal occupations of the fund’s officers, references to fees, sales charges, or other payments received by Putnam Retail Management for periods prior to August 2, 2024, references to marketing support and program servicing payments (or, in the case of funds that are series of Putnam Variable Trust, marketing and/or administrative support payments) that Putnam Retail Management or its affiliates made to dealers (or, in the case of funds that are series of Putnam Variable Trust, Record Owners (as defined in the SAI) and/or dealers) or their affiliates during the calendar year ended December 31, 2023, and references to Putnam Retail Management in the fund’s financial statements) are deleted and replaced with references to Franklin Distributors, LLC or Franklin Distributors, as the context requires.

Effective August 2, 2024, the subsection Principal Underwriter in the section MANAGEMENT of the fund’s SAI is deleted and replaced in its entirety with the following:

Franklin Distributors, located at One Franklin Parkway, San Mateo, CA 94403-1906, is the principal underwriter of shares of the fund and the other continuously offered Putnam Funds. Franklin Distributors is a registered broker-dealer, a member of the Financial Industry Regulatory Authority, and an indirect, wholly-owned subsidiary of Franklin Templeton. Franklin Distributors is not obligated to sell any specific amount of shares of the fund and will purchase shares for resale only against orders for shares. See “Charges and expenses” in Part I of this SAI for information on sales charges and other payments received by Franklin Distributors and Putnam Retail Management, the fund’s principal underwriter prior to August 2, 2024.

Effective August 2, 2024, the subsection Personal Investments by Employees of Putnam Management and Putnam Retail Management and Officers and Trustees of the Fund in the section MANAGEMENT of the fund’s SAI is deleted and replaced in its entirety with the following:

Personal Investments by Employees of Franklin Advisers, Putnam Management, PIL, PAC and Franklin Distributors and Officers and Trustees of the Fund

Employees of Franklin Advisers, Putnam Management, PIL, PAC and Franklin Distributors and officers and Trustees of the fund are subject to significant restrictions on engaging in personal securities transactions. These restrictions are set forth in the Codes of Ethics adopted by Franklin Advisers, Putnam Management, PIL, PAC and Franklin Distributors and by the fund (the “Code of Ethics”). The Code of Ethics, in accordance with Rule 17j-1 under the 1940 Act, contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the fund.

The Code of Ethics does not prohibit personnel from investing in securities that may be purchased or held by the fund. However, the Code of Ethics, consistent with standards recommended by the Investment Company Institute’s Advisory Group on Personal Investing and requirements established by Rule 17j-1 and rules adopted under the Investment Advisers Act of 1940, among other things, prohibits personal securities investments without pre-clearance, imposes time periods during which personal transactions may not be made in certain securities by employees with access to investment information, and requires the timely submission of broker confirmations and quarterly reporting of personal securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process.

The Code of Ethics does not prohibit unaffiliated officers and Trustees from investing in securities that may be held by the fund; however, the Code of Ethics regulates the personal securities transactions of unaffiliated Trustees of the fund, including limiting the time periods during which they may personally buy and sell certain securities and requiring them to submit reports of personal securities transactions under certain circumstances.

The fund’s Trustees, in compliance with Rule 17j-1, approved the Code of Ethics and are required to approve any material changes to the Code of Ethics. The Trustees also provide continued oversight of personal investment policies and annually evaluate the implementation and effectiveness of the Code of Ethics.

For each fund listed in Schedule A hereto:

Effective immediately, the following disclosure is added under the heading “Risks” in the subsection Investments, risks, and performance in the section Fund summary or Fund summaries of the fund’s prospectus:

The fund may be an investment option for mutual funds that are managed by Franklin Resources, Inc. (Franklin Templeton) and its affiliates as “funds of funds.” Additionally, other investors from time to time may make substantial investments in the fund. Such shareholders may at times be considered to control the fund. Dispositions of a large number of shares by these shareholders may adversely affect the fund’s liquidity and net assets. These redemptions may also force the fund to sell securities, which may increase the fund’s brokerage costs.

Effective immediately, the following disclosure is added in the section What are the fund’s main investment strategies and related risks? or What are the funds’ main investment strategies and related risks? of the fund’s prospectus:

● Large shareholder risk. The fund may be an investment option for mutual funds that are managed by Franklin Templeton and its affiliates as “funds of funds.” Additionally, other investors from time to time may make substantial investments in the fund. Such shareholders may at times be considered to control the fund. Dispositions of a large number of shares by these shareholders may adversely affect the fund’s liquidity and net assets. The fund is subject to the risk that these shareholders will purchase or redeem large quantities of shares of the fund. These transactions could adversely affect the fund’s performance if it is forced to sell portfolio securities to satisfy redemption requests or purchase securities for the portfolio in connection with the investment of subscription proceeds when the fund would otherwise not do so, and at unfavorable prices. Redemptions of a large number of shares may affect the liquidity of the fund’s portfolio and increase the fund’s transaction costs. Large redemptions may be more likely during times of market stress or reduced liquidity, exacerbating the potential impact on the fund. In addition, fund returns may be adversely affected if the fund holds a portion of its assets in liquid, cash-like investments in connection with or in anticipation of shareholder redemptions.

For each of Putnam Core Bond Fund, Putnam Diversified Income Trust, Putnam Floating Rate Income Fund, Putnam Global Income Trust, Putnam High Yield Fund, Putnam Short Duration Bond Fund, Putnam VT Diversified Income Trust, and Putnam VT High Yield Fund:

Effective July 22, 2024, the following paragraph replaces comparable disclosure in the section How does the fund price its shares? of the fund’s prospectus:

The fund translates prices for its investments quoted in foreign currencies into U.S. dollars at current exchange rates, which are generally determined as of 4:00 p.m. Eastern Time each day the NYSE is open. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect the fund’s NAV. Because foreign markets may be open at different times than the NYSE, the value of the fund’s shares may change on days when shareholders are not able to buy or sell them. As noted above, the value determined for an investment using the fund’s fair value pricing procedures may differ from recent market prices for the investment.

For each of the Putnam ETFs:

Effective July 22, 2024, the following paragraph replaces comparable disclosure under the heading “Valuation of fund shares” in the sub-section “Shareholder Information in the section Fund Details of the fund’s prospectus:

The fund translates prices for its investments quoted in foreign currencies into U.S. dollars at current exchange rates, which are generally determined as of 4:00 p.m. Eastern Time each day the NYSE is open. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect the fund’s NAV. Because foreign markets may be open at different times than the NYSE, the value of the fund’s shares may change on days when shareholders are not able to buy or sell them. Many securities markets and exchanges outside the U.S. close before the close of the NYSE, and the closing prices for securities in those markets or exchanges may not reflect events that occur after the close but before the scheduled close of regular trading on the NYSE. As noted above, the value determined for an investment using the fund’s fair value pricing procedures may differ from recent market prices for the investment.

For each fund listed on Schedule B hereto:

Effective July 22, 2024, the following paragraph replaces comparable disclosure in the section How does the fund price its shares? or How do the funds price their shares? of the fund’s prospectus:

The fund translates prices for its investments quoted in foreign currencies into U.S. dollars at current exchange rates, which are generally determined as of 4:00 p.m. Eastern Time each day the NYSE is open. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect the fund’s NAV. Because foreign markets may be open at different times than the NYSE, the value of the fund’s shares may change on days when shareholders are not able to buy or sell them. Many securities markets and exchanges outside the U.S. close before the close of the NYSE, and the closing prices for securities in those markets or exchanges may not reflect events that occur after the close but before the scheduled close of regular trading on the NYSE. As a result, the fund has adopted fair value pricing procedures, under which, among other things, the investment manager monitors price movements by using a fair value pricing service offered through an independent pricing vendor. As noted above, the value determined for an investment using the fund’s fair value pricing procedures may differ from recent market prices for the investment.

For each fund listed above except the Putnam ETFs:

Effective July 22, 2024, the second paragraph in the section DETERMINATION OF NET ASSET VALUE of the fund’s SAI is deleted and replaced in its entity with the following:

Assets of money market funds are valued at amortized cost pursuant to Rule 2a-7 under the 1940 Act. For other funds, securities and other assets (“Securities”) for which market quotations are readily available are valued at prices which, in the opinion of the Investment Manager, most nearly represent the market values of such Securities. Currently, prices for these Securities are determined using the last reported sale price (or official closing price for Securities listed on certain markets) or, if no sales are reported (as in the case of some Securities traded over-the-counter), the mean between the last reported bid and ask prices, the “mid price” (prior to July 22, 2024 the last reported bid price was used). All other Securities are valued by the Investment Manager or other parties at their fair value following procedures approved by the Trustees.

Effective July 22, 2024, the fifth paragraph in the section DETERMINATION OF NET ASSET VALUE of the fund’s SAI are deleted and replaced in its entity with the following:

Generally, trading in certain Securities (such as foreign securities) is substantially completed each day at various times before the close of the NYSE. The closing prices for these Securities in markets or on exchanges outside the U.S. that close before the close of the NYSE may not fully reflect events that occur after such close but before the close of the NYSE. As a result, the fund has adopted fair value pricing procedures under which, among other things, the investment manager monitors price movements by using a fair value pricing service offered through an independent pricing vendor. In addition, Securities held by some of the funds may be traded in foreign markets that are open for business on days that the fund is not, and the trading of such Securities on those days may have an impact on the value of a shareholder’s investment at a time when the shareholder cannot buy and sell shares of the fund.

For each fund listed in Schedule C hereto:

Effective September 5, 2024 (the “Conversion Date”), class B shares of the fund acquired prior to the Conversion Date will convert automatically to class A shares.

Shareholders should retain this Supplement for future reference.

Schedule A

George Putnam Balanced Fund

Putnam California Tax Exempt Income Fund

Putnam Convertible Securities Fund

Putnam Core Bond Fund

Putnam Core Equity Fund

Putnam Diversified Income Trust

Putnam Dynamic Asset Allocation Balanced Fund

Putnam Dynamic Asset Allocation Conservative Fund

Putnam Dynamic Asset Allocation Growth Fund

Putnam Emerging Markets Equity Fund

Putnam Floating Rate Income Fund

Putnam Focused Equity Fund

Putnam Focused International Equity Fund

Putnam Global Health Care Fund

Putnam Global Income Trust

Putnam Global Technology Fund

Putnam High Yield Fund

Putnam Income Fund

Putnam Intermediate-Term Municipal Income Fund

Putnam International Capital Opportunities Fund

Putnam International Equity Fund

Putnam International Value Fund

Putnam Large Cap Growth Fund

Putnam Massachusetts Tax Exempt Income Fund

Putnam Minnesota Tax Exempt Income Fund

Putnam Mortgage Opportunities Fund

Putnam Mortgage Securities Fund

Putnam Multi-Asset Income Fund

Putnam New Jersey Tax Exempt Income Fund

Putnam New York Tax Exempt Income Fund

Putnam Ohio Tax Exempt Income Fund

Putnam Pennsylvania Tax Exempt Income Fund

Putnam Research Fund

Putnam Short Duration Bond Fund

Putnam Short-Term Municipal Income Fund

Putnam Small Cap Growth Fund

Putnam Small Cap Value Fund

Putnam Strategic Intermediate Municipal Fund

Putnam Sustainable Future Fund

Putnam Sustainable Leaders Fund

Putnam Tax Exempt Income Fund

Putnam Tax-Free High Yield Fund

Putnam Ultra Short Duration Income Fund

Schedule B

George Putnam Balanced Fund

Putnam Convertible Securities Fund

Putnam Core Equity Fund

Putnam Dynamic Asset Allocation Balanced Fund

Putnam Dynamic Asset Allocation Conservative Fund

Putnam Dynamic Asset Allocation Equity Fund

Putnam Dynamic Asset Allocation Growth Fund

Putnam Emerging Markets Equity Fund

Putnam Focused International Equity Fund

Putnam Global Health Care Fund

Putnam Global Technology Fund

Putnam International Capital Opportunities Fund

Putnam International Equity Fund

Putnam International Value Fund

Putnam Large Cap Growth Fund

Putnam Large Cap Value Fund

Putnam Multi-Asset Income Fund

Putnam Research Fund

Putnam Small Cap Growth Fund

Putnam Small Cap Value Fund

Putnam Sustainable Future Fund

Putnam Sustainable Leaders Fund

Putnam VT Core Equity Fund

Putnam VT Emerging Markets Equity Fund

Putnam VT Focused International Equity Fund

Putnam VT George Putnam Balanced Fund

Putnam VT Global Asset Allocation Fund

Putnam VT Global Health Care Fund

Putnam VT International Equity Fund

Putnam VT International Value Fund

Putnam VT Large Cap Growth Fund

Putnam VT Large Cap Value Fund

Putnam VT Research Fund

Putnam VT Small Cap Growth Fund

Putnam VT Small Cap Value Fund

Putnam VT Sustainable Future Fund

Putnam VT Sustainable Leaders Fund

Schedule C

George Putnam Balanced Fund

Putnam California Tax Exempt Income Fund

Putnam Convertible Securities Fund

Putnam Core Bond Fund

Putnam Core Equity Fund

Putnam Diversified Income Trust

Putnam Dynamic Asset Allocation Balanced Fund

Putnam Dynamic Asset Allocation Conservative Fund

Putnam Dynamic Asset Allocation Growth Fund

Putnam Emerging Markets Equity Fund

Putnam Floating Rate Income Fund

Putnam Focused Equity Fund

Putnam Focused International Equity Fund

Putnam Global Health Care Fund

Putnam Global Income Trust

Putnam Government Money Market Fund

Putnam High Yield Fund

Putnam Income Fund

Putnam Intermediate-Term Municipal Income Fund

Putnam International Capital Opportunities Fund

Putnam International Equity Fund

Putnam International Value Fund

Putnam Large Cap Growth Fund

Putnam Large Cap Value Fund

Putnam Massachusetts Tax Exempt Income Fund

Putnam Minnesota Tax Exempt Income Fund

Putnam Money Market Fund

Putnam Mortgage Securities Fund

Putnam New Jersey Tax Exempt Income Fund

Putnam New York Tax Exempt Income Fund

Putnam Ohio Tax Exempt Income Fund

Putnam Pennsylvania Tax Exempt Income Fund

Putnam Research Fund

Putnam Short Duration Bond Fund

Putnam Small Cap Growth Fund

Putnam Small Cap Value Fund

Putnam Strategic Intermediate Municipal Fund

Putnam Sustainable Future Fund

Putnam Sustainable Leaders Fund

Putnam Sustainable Retirement 2025 Fund

Putnam Sustainable Retirement 2030 Fund

Putnam Sustainable Retirement 2035 Fund

Putnam Sustainable Retirement 2040 Fund

Putnam Sustainable Retirement 2045 Fund

Putnam Sustainable Retirement 2050 Fund

Putnam Sustainable Retirement 2055 Fund

Putnam Sustainable Retirement 2060 Fund

Putnam Sustainable Retirement Maturity Fund

Putnam Tax Exempt Income Fund

Putnam Tax-Free High Yield Fund